Equity Capitalization	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Equity Capitalization
Equity Capitalization
Credit Amendment Equity Infusion
In connection with the Term Loan and Revolving Credit Facility amendment dated June 8, 2016 (see Note 4), ECP and its related affiliates along with other shareholders infused $40.425 million of equity into the Company and we issued 18,007,328 additional shares of stock.
Convertible Preferred Stock
On December 27, 2016, we completed a private placement offering of $170.0 million, issuing 16,999,990 shares of Series A nonparticipating convertible preferred stock, par value $0.001 per share. Costs associated with the offering were approximately $7.0 million, resulting in net proceeds to the Company of approximately $163.0 million.
As of December 31, 2016, 16,999,990 shares of Series A convertible preferred stock were issued and outstanding, convertible into common stock at the conversion price per the private placement agreement. Upon the consummation of the IPO, the Series A Preferred stock automatically converted into common stock.
Initial Public Offering
On March 22, 2017, we consummated our IPO in which 25,000,000 shares of our common stock, par value $0.001 per share, were sold at a public offering price of $14.00 per share, with 13,250,000 shares issued and sold by the Company and 11,750,000 shares sold by existing stockholders. We received net proceeds of approximately $170.1 million after deducting $10.9 million of underwriting discounts and commissions, and $4.5 million of other offering expenses. At closing, we used the proceeds (i) to repay $71.8 million in outstanding borrowings under the term loan, (ii) to fund the purchase of additional hydraulic fracturing fleets and ancillary equipment, and (iii) for general corporate purposes. In connection with the IPO, all 16,999,990 shares of our outstanding Series A Preferred Stock converted to common stock on a 1:1 basis.
Additionally, on March 28, 2017, two executives net settled 226,194 of their exercisable stock options and received 162,212 shares of common stock.
At June 30, 2017 and December 31, 2016, the Company had 83,039,854 and 52,627,652 shares outstanding, respectively.

EQUITY CAPITALIZATION
Common Stock
At December 31, 2015, ECP and its related affiliates held 30,438,955 of the 34,992,662 outstanding common shares of the Company.
Per the amended credit agreement executed on June 8, 2016 (see Note 9), the majority shareholder, Energy Capital Partners, and its related affiliates along with other shareholders infused $40.425 million of equity into the Company and the Company issued 18,007,328 additional shares of stock. On June 8, 2016, 17,817,925 shares of stock were issued followed by 189,403 on July 13, 2016. As of December 31, 2016, the Company has 52,627,652 common shares outstanding and ECP and its related affiliates hold 48,330,667, increasing ECP ownership interest to 91.8%. The remaining outstanding common shares of the Company are held by management and two prior lenders to the Company.
Convertible Preferred Stock
On December 27, 2016, the Company completed a private placement offering of $170 million, issuing 16,999,990 shares of Series A nonparticipating convertible preferred stock, par value $.001 per share. Costs associated with the offering were approximately $7 million, resulting in net proceeds to the Company of $163 million.
As of December 31, 2016, 16,999,990 shares of Series A convertible preferred stock were issued and outstanding, convertible into common stock at the conversion price per the private placement agreement. Upon a qualifying initial public offering, the Series A Preferred Shares will automatically convert into common stock at a conversion price equal to the lesser of $10.00 per Series A Preferred Share or 90% of the initial public offering price of the common stock. The Company has retained investment bankers with the intention of an initial public offering.
Each share of series A convertible preferred stock is entitled to accrue dividends at the rate of 7% per annum, beginning July 1, 2017. Accrued dividends are payable, in cash or kind, in arrears at a date that is 30 days after the end of each month. Upon the occurrence of any liquidation, dissolution or winding up of the Company, series A preferred stockholders will be entitled to receive an amount equal to the liquidation preference thereon, in preference to the common stockholders, and before any payment or distribution is made on, any junior stock.
Each share of series A preferred stock is entitled to a number of votes per share on an as‑converted basis equal to the number of shares of common stock into which such shares of series A preferred stock is convertible.
On March 22, 2017, we completed our IPO in which 25,000,000 shares of our common stock, par value $0.001 per share, were sold at a public offering price of $14.00 per share, with 13,250,000 shares issued and sold by the Company and 11,750,000 shares sold by existing stockholders. In connection with the IPO, the Company executed a stock split, such that each holder of common stock of the Company received 1.45 shares of common stock for every one share of previous common stock, and all 16,999,990 shares of our outstanding Series A Preferred Stock converted to common stock on a 1:1 basis.
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